FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09869

                       FRANKLIN FLOATING RATE MASTER TRUST
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 4/30/05

Item 1. Schedule of Investments.

   FRANKLIN FLOATING RATE MASTER TRUST
   FRANKLIN FLOATING RATE MASTER SERIES
   STATEMENT OF INVESTMENTS, APRIL 30, 2005 (UNAUDITED)

                                                                                                      PRINCIPAL
                                                                                        COUNTRY       AMOUNT(A)          VALUE
   --------------------------------------------------------------------------------------------------------------   ---------------
   CORPORATE BONDS 0.8%
   BROADCASTING 0.5%
(b)Paxson Communications Corp., senior secured note, 144A, FRN, 4.82%, 1/15/10       United States   $  5,100,000   $     5,074,500
                                                                                                                    ---------------

   STEEL 0.3%
(b)Ispat Inland ULC, senior secured note, FRN, 7.86%, 4/01/10                        United States      3,000,000         3,210,000
                                                                                                                    ---------------
   TOTAL CORPORATE BONDS (COST $8,120,881)                                                                                8,284,500
                                                                                                                    ---------------

(b)SENIOR FLOATING RATE INTERESTS 88.3%
   ADVERTISING/MARKETING SERVICES 0.4%
(c)Adams Outdoor Advertising Inc., Term Loan B, 5.15%, 10/15/12                      United States      3,976,020         4,027,868
                                                                                                                    ---------------

   AEROSPACE & DEFENSE 2.5%
   Anteon International Corp., Term Loan B, 4.814%, 12/31/10                         United States      1,500,000         1,520,157
   ARINC Inc., Term Loan, 4.78%, 2/24/11                                             United States      1,485,000         1,509,131
   CACI International Inc., Term Loan B, 4.96%, 4/23/11                              United States      4,455,000         4,524,609
   DRS Technologies Inc., Term Loan B, 4.64 - 5.17%, 11/04/10                        United States      2,915,092         2,954,720
   Dyncorp International, Term Loan B, 6.063%, 2/08/11                               United States      3,000,000         3,026,250
   GenCorp Inc.,
      L/C Term Loan, 6.07%, 11/30/10                                                 United States        750,000           759,855
      Term Loan B, 5.89%, 11/30/10                                                   United States        247,500           251,831
   IAP Worldwide Services Inc., First Lien Term Loan, 5.938%, 3/30/11                United States      1,000,000         1,002,500
   ILC Industries Inc., Second Lien Term Loan, 8.814%, 2/05/11                       United States        500,000           504,805
   K&F Acquisition Inc., Term Loan B, 5.25 - 5.67%, 11/18/12                         United States        950,000           967,120
   MRO Acquisition Corp. (Piedmont), First Lien Term Loan, 5.65%, 8/27/10            United States      2,354,140         2,384,203
(c)SI International Inc., Term Loan, 6.75%, 2/08/11                                  United States      1,000,000         1,018,125
   Titan Corp., Term Loan B, 5.54 - 7.00%, 2/23/09                                   United States        945,498           956,873
   Vought Aircraft Industries Inc., Term Loan B, 5.57%, 12/22/11                     United States      5,362,353         5,418,229
                                                                                                                    ---------------
                                                                                                                         26,798,408
                                                                                                                    ---------------

   ALUMINUM 1.0%
   Novelis Corp., U.S. Term Loan, 4.50%, 1/09/12                                     United States      6,820,895         6,905,747
   Novelis Inc., CAD Term Loan, 4.50%, 1/09/12                                           Canada         3,927,182         3,976,036
                                                                                                                    ---------------
                                                                                                                         10,881,783
                                                                                                                    ---------------

   APPAREL/FOOTWEAR 0.1%
   St. John Knits International Inc., Term Loan B, 5.563 - 5.625%, 3/23/12           United States      1,000,000         1,010,000
                                                                                                                    ---------------

   AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER 3.3%
   Accuride Corp., Term Loan B, 5.25 - 5.50%, 1/31/12                                United States      2,586,909         2,589,064
   Cooper Standard Automotive Inc.,
      Term Loan B, 5.125%, 12/23/11                                                      Canada         3,276,387         3,291,403
      Term Loan C, 5.125%, 12/23/11                                                  United States      5,233,535         5,257,520
   Grand Vehicle Works, Term Loan B, 8.06 - 8.10%, 7/23/10                           United States      2,233,125         2,166,131
   Hayes Lemmerz, Term Loan, 5.85 - 6.66%, 6/03/09                                   United States      2,378,324         2,382,272
   Key Plastics LLC and Key Safety Inc.,
      First Lien Term Loan, 5.85 - 7.75%, 7/31/10                                    United States      1,426,987         1,435,905
      Term Loan C, 8.60 - 8.64%, 7/31/11                                             United States      1,000,000           987,550
   Mark IV (Dayco), Term Loan B, 5.77 - 6.37%, 6/18/11                               United States      3,970,000         4,044,437
   Progressive Moulded Products, Term Loan B, 4.844 - 5.23%, 8/13/11                     Canada         1,024,419           919,416
   Tenneco Automotive Inc.,
      L/C Term Loan, 5.11%, 12/12/10                                                 United States      1,172,414         1,196,839
      Term Loan B, 5.12%, 12/12/10                                                   United States      2,329,988         2,378,529
   TRW Automotive Inc.,
      Term Loan B, 4.375%, 10/31/10                                                  United States      3,241,875         3,252,816
      Term Loan E, 3.875%, 10/31/10                                                  United States      5,486,250         5,511,970
                                                                                                                    ---------------
                                                                                                                         35,413,852
                                                                                                                    ---------------

   AUTOMOTIVE AFTERMARKET 0.5%
   Affinia Group Inc., Term Loan B, 5.44%, 11/30/11                                  United States      3,990,000         4,042,867
   United Components Inc., Term Loan C, 5.29%, 6/30/10                               United States      1,208,333         1,231,292
                                                                                                                    ---------------
                                                                                                                          5,274,159
                                                                                                                    ---------------

   BEVERAGES: ALCOHOLIC 1.1%
   Constellation Brands Inc., Term Loan B, 4.563 - 5.188%, 12/22/11                  United States      9,471,500         9,565,476
   Southern Wine & Spirits of America Inc., Term Loan B, 5.35%, 7/02/08              United States      1,957,419         1,984,843
                                                                                                                    ---------------
                                                                                                                         11,550,319
                                                                                                                    ---------------

   BEVERAGES: NON-ALCOHOLIC 0.3%
   Dr. Pepper Bottling Co. of Texas, Term Loan, 5.08 - 5.339%, 12/18/10              United States      2,202,295         2,241,385
   Sunny Delight Beverages Co., First Lien Term Loan, 6.79 - 9.00%, 8/23/10          United States        967,647           966,157
                                                                                                                    ---------------
                                                                                                                          3,207,542
                                                                                                                    ---------------

   BROADCASTING 2.9%
   Alliance Atlantis Communications Inc., Term Loan B, 4.76 - 4.78%, 12/17/11        United States      3,000,000         3,017,814
   Cumulus Media Inc.,
      Term Loan A1, 4.813%, 3/28/09                                                  United States      2,218,750         2,232,506
      Term Loan E, 4.813%, 3/28/10                                                   United States      3,101,563         3,151,963

      Term Loan F, 4.563%, 3/28/10                                                   United States        497,500           500,306
   Emmis Operating Co., Term Loan B, 4.66%, 11/10/11                                 United States      4,987,500         5,057,465
   Entravision Communications Corp.,
      Multi-Draw Term Loan, 4.84%, 2/24/12                                           United States      1,500,000         1,527,499
      Term Loan B, 4.84%, 2/24/12                                                    United States      5,000,000         5,091,665
   Gray Television Inc., Term Loan C, 4.31- 6.75% 12/31/10                           United States        997,500         1,008,034
   Mission Broadcasting Inc., Term Loan B, 4.87%, 10/01/12                           United States      2,870,225         2,890,555
   NEP Supershooters LP,
      First Lien Term Loan, 7.12 - 8.50%, 2/03/11                                    United States      1,243,750         1,266,293
      Term Loan B, 6.29%, 2/03/11                                                    United States        997,727         1,015,187
   Nexstar Broadcasting Group Inc., Term Loan B, 4.87%, 10/01/12                     United States      3,029,775         3,051,235
   Sinclair Broadcasting, Term Loan A, 6.25%, 6/30/09                                United States      1,012,500         1,018,195
                                                                                                                    ---------------
                                                                                                                         30,828,717
                                                                                                                    ---------------

   BUILDING PRODUCTS 1.9%
   Atrium Cos. Inc., Term Loan, 5.60 - 5.65%, 12/15/11                               United States      2,992,500         3,004,344
   Building Materials Holding Corp., Term Loan B, 5.125%, 8/21/10                    United States        982,500           991,156
   Headwaters Inc., Term Loan B, 5.40 - 7.00%, 4/30/11                               United States      2,766,703         2,807,628
   NCI Building Systems Inc., Term Loan B, 4.75%, 6/07/10                            United States      3,880,000         3,932,140
(c)Nortek Inc., Term Loan, 5.34 - 7.00%, 8/25/11                                     United States      8,968,741         9,097,666
   Ply Gem Industries Inc., Incremental Term Loan, 5.60%, 2/12/11                    United States        998,756         1,001,113
                                                                                                                    ---------------
                                                                                                                         20,834,047
                                                                                                                    ---------------

   CABLE/SATELLITE TELEVISION 7.5%
   Atlantic Broadband Finance LLC, Term Loan B, 5.70%, 8/06/11                       United States      1,250,000         1,278,125
   Bresnan Broadband Holdings LLC,
      Term Loan A, 6.64 - 6.94%, 3/31/10                                             United States      1,250,000         1,261,025
      Term Loan B, 6.45 - 6.65%, 9/30/10                                             United States      1,000,000         1,015,781
   Century Cable (Adelphia), Term Loan (New), 7.75%, 12/31/09                        United States      1,000,000           990,750
   Charter Communications Operating LLC, Term Loan B, 6.37 - 6.44%, 4/27/11          United States      6,451,250         6,388,757
(c)DirecTV Holdings LLC/Financing Co., Term Loan B, 4.454%, 4/12/13                  United States     11,200,000        11,246,200
   Grapeclose Ltd. (Inmarsat),
      Term Loan B, 6.031%, 10/10/10                                                  United Kingdom     4,792,136         4,833,827
      Term Loan C, 6.531%, 10/10/11                                                  United Kingdom     4,797,523         4,839,789
   Insight Midwest Holdings LLC,
      Additional Term Loan, 5.75%, 12/31/09                                          United States        987,500         1,003,444
      Term Loan A, 4.25%, 6/30/09                                                    United States      4,776,267         4,786,154
      Term Loan B, 5.75%, 12/31/09                                                   United States        987,500         1,003,444
(c)Intelsat (Bermuda) Ltd., Senior Term Loan Facility, 4.843%, 7/31/12                  Bermuda         3,493,750         3,506,852
   Mediacom Broadband Inc.,
      Term Loan A, 4.33 - 4.89%, 3/31/10                                             United States      2,865,000         2,874,624
(c)   Term Loan B, 5.25 - 5.59%, 9/12/10                                             United States      2,000,000         2,000,000
   Mediacom LLC Group, Term Loan B, 4.96 - 5.47%, 4/01/13                            United States        997,500         1,010,592

   New Skies Satellites B.V., Term Loan, 5.50 - 5.688%, 5/02/11                       Netherlands       5,849,804         5,882,710
   NTL Investment Holdings, Term Loan B, 6.41%, 4/13/12                              United Kingdom    10,000,000        10,100,000
   Olympus Cable Holdings (Adelphia), Term Loan B, 7.75%, 9/30/10                    United States      2,000,000         1,984,286
   Panamsat Corp., Term Loan B, 5.31%, 8/01/11                                       United States      4,466,114         4,532,677
   Persona Communications Inc., Term Loan, 6.093%, 7/30/11                               Canada         3,482,500         3,527,121
   UPC Financing Partnership, Term Loan H2, 5.752%, 9/30/12                           Netherlands       6,000,000         6,009,426
                                                                                                                    ---------------
                                                                                                                         80,075,584
                                                                                                                    ---------------

   CASINOS/GAMING 1.5%
   Boyd Gaming Corp., Term Loan B, 4.53 - 5.13%, 6/30/11                             United States      2,481,250         2,514,593
   Global Cash Access LLC, Term Loan B, 5.314%, 3/10/10                              United States        814,423           818,047
   Greektown Casinos LLC, Term Loan D, 6.25 - 6.593%, 12/31/05                       United States      2,884,196         2,900,420
   Isle of Capri, Term Loan B, 4.57 - 4.843% 1/24/10                                 United States        798,000           807,065
   Isle of Capri Black Hawk LLC, Term Loan C, 5.75 - 6.13%, 12/31/07                 United States      3,184,202         3,241,915
   Marina District Finance Co. Inc. (Borgata), Term Loan B, 4.843 - 5.13%, 10/14/11  United States      5,569,375         5,641,315
                                                                                                                    ---------------
                                                                                                                         15,923,355
                                                                                                                    ---------------

   CATALOG/SPECIALTY DISTRIBUTION 0.2%
   Affinity Group Inc.,
      Term Loan B1, 5.97 - 6.12%, 6/24/09                                            United States        228,980           231,937
      Term Loan B2, 6.12%, 6/24/09                                                   United States        572,449           579,843
   Oriental Trading Co. Inc., Term Loan B, 5.625%, 8/04/10                           United States      1,851,025         1,875,320
                                                                                                                    ---------------
                                                                                                                          2,687,100
                                                                                                                    ---------------

   CHEMICALS: MAJOR DIVERSIFIED 1.4%
   BCP Crystal US Holdings Corp. (Celanese), Term Loan B, 5.625%, 4/06/11            United States      5,628,181         5,734,587
   Huntsman International LLC, Term Loan B, 5.50%, 12/31/10                          United States      3,609,073         3,673,134
   Huntsman LLC, Term Loan B, 6.05%, 3/31/10                                         United States      1,200,000         1,219,800
   Invista Canada Co., Term Loan B2, 5.875%, 4/29/11                                     Canada         1,167,765         1,180,599
   Invista SARL, Term Loan B1, 5.875%, 4/29/11                                         Luxembourg       2,691,529         2,744,520
                                                                                                                    ---------------
                                                                                                                         14,552,640
                                                                                                                    ---------------

   CHEMICALS: SPECIALTY 1.3%
   Brenntag, Term Loan B2, 5.88%, 2/27/12                                            United States      1,500,000         1,521,813
   Nalco Co., Term Loan B, 4.92 - 5.05%, 11/04/10                                    United States      5,826,495         5,920,267
   Niagara Acquisition Inc. (PQ Corp.), Term Loan B, 5.125%, 2/11/12                 United States      1,000,000         1,012,500
   Rockwood Specialties Group Inc., Term Loan D, 5.43%, 7/30/11                      United States      5,300,000         5,367,909
   Westlake Chemical Corp., Term Loan B, 5.314 - 7.00%, 7/31/10                      United States         82,500            83,058
                                                                                                                    ---------------
                                                                                                                         13,905,547
                                                                                                                    ---------------

   COAL 0.5%
   Foundation Coal, Term Loan B, 4.78 - 5.38%, 7/30/11                               United States      3,809,043         3,869,351
   International Coal Group LLC, Term Loan B, 5.88%, 11/09/10                        United States        995,000         1,008,084
                                                                                                                    ---------------
                                                                                                                          4,877,435
                                                                                                                    ---------------

   COMMERCIAL PRINTING/FORMS 0.2%
   American Reprographics, Term Loan B, 6.04%, 6/17/09                               United States      1,711,000         1,723,251

   CONSTRUCTION MATERIALS 0.4%
   St. Marys Cement Inc., Term Loan B, 5.093%, 12/04/09                                  Canada         4,453,674         4,481,599

   CONSUMER SUNDRIES 0.2%
   American Safety Razor Co., Term Loan B, 5.64 - 5.88%, 2/20/12                     United States      1,000,000         1,017,500
   Central Garden & Pet Co., Term Loan, 4.66 - 4.814%, 5/14/09                       United States        997,478         1,008,700
   Scotts Co., Term Loan B, 4.563%, 9/30/10                                          United States        446,625           452,567
                                                                                                                    ---------------
                                                                                                                          2,478,767
                                                                                                                    ---------------

   CONTAINERS/PACKAGING 1.9%
   ACI Operations Property Ltd., Term Loan A, 5.53%, 4/01/07                           Australia          486,733           495,068
   Atlantis Plastics Inc., Term Loan B, 5.62%, 3/12/12                               United States      1,000,000         1,013,120
   Berry Plastics Corp., Term Loan C, 4.77%, 7/22/10                                 United States        863,076           875,099
   Graham Packaging Co.,
      First Lien Term Loan, 5.50 - 5.688%, 10/07/11                                  United States      6,982,500         7,075,926
      Second Lien Term Loan, 7.313%, 4/07/12                                         United States        500,000           513,062
   Graphic Packaging International Corp., Term Loan C, 5.06 - 5.91%, 8/08/10         United States      5,025,346         5,103,239
   Kerr Group Inc., Term Loan B, 6.60%, 8/11/10                                      United States      4,186,407         4,239,406
   Owens-Brockway Glass Container Inc., Term Loan B, 5.73%, 4/01/08                  United States      1,051,238         1,072,526
                                                                                                                    ---------------
                                                                                                                         20,387,446
                                                                                                                    ---------------

   DATA PROCESSING SERVICES 0.5%
   InfoUSA Inc.,
      Term Loan A, 5.50%, 3/25/09                                                    United States      3,333,333         3,367,734
      Term Loan B, 5.31%, 3/30/09                                                    United States      1,735,000         1,752,905
                                                                                                                    ---------------
                                                                                                                          5,120,639
                                                                                                                    ---------------

   DRUG STORE CHAINS 0.9%
   The Jean Coutu Group (PJC) Inc., Term Loan B, 5.375 - 5.50%, 7/30/11                  Canada         7,462,500         7,585,512
   Rite Aid Corp., Term Loan, 4.66 - 4.81%, 9/22/09                                  United States      1,990,000         2,003,681
                                                                                                                    ---------------
                                                                                                                          9,589,193
                                                                                                                    ---------------

   ELECTRIC UTILITIES 3.6%
   AES Corp., Term Loan B, 5.25 - 5.57%, 4/30/08                                     United States        714,286           724,836
   Cogentrix Delaware Holdings Inc., Term Loan B, 4.71%, 4/14/12                     United States      4,000,000         4,014,000
   Coleto Creek WLE LP,
      Term Loan B, 5.314%, 6/30/11                                                   United States      1,648,741         1,677,594
      Term Loan C, 6.564%, 6/30/12                                                   United States      1,000,000         1,019,375

   Dynegy Holdings Inc., Term Loan B, 6.87%, 5/27/10                                 United States      2,481,250         2,500,636
   Midwest Generation LLC, Term Loan, 4.006 - 5.41%, 4/27/11                         United States      1,375,431         1,397,782
   NRG Energy Inc.,
      Credit Linked Deposit, 4.868%, 12/24/11                                        United States      3,346,875         3,389,129
      Term Loan B, 4.968 - 5.255%, 12/24/11                                          United States      4,292,367         4,346,558
   Pike Electric Inc.,
      Term Loan B, 5.188%, 7/02/12                                                   United States        866,667           877,015
      Term Loan C, 5.188%, 12/10/12                                                  United States        493,333           501,947
   Quanta Services Inc., Term Loan B, 3.05 - 6.04%, 6/19/08                          United States      2,970,000         2,992,572
   Reliant Energy Inc., Term Loan B, 5.395 - 6.089%, 4/30/10                         United States      3,990,000         3,994,987
   Texas Genco LLC,
      Delay Draw, 6.75%, 12/14/11                                                    United States      3,069,231         3,096,725
      First Lien Term Loan, 4.97 - 5.091%, 12/14/11                                  United States      7,412,192         7,478,591
   TNP Enterprises Inc., Term Loan, 8.075%, 12/31/06                                 United States        982,500           987,412
                                                                                                                    ---------------
                                                                                                                         38,999,159
                                                                                                                    ---------------

   ELECTRICAL PRODUCTS 0.1%
   Enersys Capital Inc., Term Loan D, 4.54 - 5.30%, 3/17/11                          United States      1,240,625         1,248,577

   ELECTRONIC COMPONENTS 0.3%
   Seagate Technology HDD Holdings, Term Loan B, 5.063%, 5/13/07                     Cayman Islands     2,301,941         2,330,669
   Seagate Technology (US) Holdings, Term Loan B, 5.063%, 5/13/07                    United States        920,712           932,202
                                                                                                                    ---------------
                                                                                                                          3,262,871
                                                                                                                    ---------------

   ELECTRONICS/APPLIANCES 0.4%
   Directed Electronics Inc., Term Loan, 6.32 - 6.37%, 6/17/10                       United States      1,943,718         1,964,069
   Juno Lighting Inc., First Lien Term Loan, 5.37 - 7.25%, 10/21/10                  United States      1,729,394         1,753,259
   Oreck Corp., Term Loan B, 5.85%, 1/27/12                                          United States        997,500         1,009,969
                                                                                                                    ---------------
                                                                                                                          4,727,297
                                                                                                                    ---------------

   ENGINEERING & CONSTRUCTION 0.3%
   Washington Group International Inc., Synthetic Term Loan, 2.964%, 10/01/07        United States      3,000,000         3,003,660

   ENVIRONMENTAL SERVICES 1.7%
   Allied Waste North America Inc.,
(c)   Credit Link, 2.00%, 1/15/12                                                    United States      2,486,486         2,495,105
(c)   Term Loan B, 5.00 - 5.37%, 1/15/12                                             United States      6,713,514         6,734,077
   Duratek Inc., Term Loan B, 6.00 - 6.55%, 12/16/09                                 United States      1,843,160         1,847,768
   Envirocare of Utah LLC., Term Loan B, 6.11%, 1/31/10                              United States      2,500,000         2,502,450
   Envirosolutions Inc.,
      Delay Draw, 7.62%, 3/01/09                                                     United States        695,427           693,675
      Term Loan B, 7.62%, 3/01/09                                                    United States      2,135,454         2,132,785
   IESI Corp., Term Loan B, 4.848 - 5.15%, 1/21/12                                   United States        900,000           907,884
   Synagro Technologies Inc.,
(c)   Delay Draw, 8.00%, 3/25/12                                                     United States        185,714           188,094
(c)   Term Loan B, 8.00%, 3/25/12                                                    United States      1,114,286         1,128,563
                                                                                                                    ---------------
                                                                                                                         18,630,401
                                                                                                                    ---------------

   FINANCE/RENTAL/LEASING 0.1%
   United Rentals (North America) Inc.,
      L/C Term Loan, 2.64%, 2/14/11                                                  United States        250,000           253,672
      Term Loan B, 5.31%, 2/14/11                                                    United States      1,237,500         1,256,062
                                                                                                                    ---------------
                                                                                                                          1,509,734
                                                                                                                    ---------------

   FINANCIAL CONGLOMERATES 1.3%
   Fidelity National Information Services Inc., Term Loan B, 4.66%, 3/08/13          United States     13,875,000        13,840,313

   FOOD DISTRIBUTORS 0.2%
   OSI Group LLC,
      Dutch Term Loan, 5.343%, 9/02/11                                                Netherlands         552,778           560,379
      German Term Loan, 5.343%, 9/02/11                                                 Germany           442,222           448,303
      U.S. Term Loan, 5.343%, 9/02/11                                                United States        995,000         1,008,681
                                                                                                                    ---------------
                                                                                                                          2,017,363
                                                                                                                    ---------------

   FOOD: MAJOR DIVERSIFIED 1.2%
   Birds Eye Foods Inc. (Agrilink Foods), Term Loan B, 5.814%, 8/08/08               United States        926,515           937,614
   Del Monte Corp., Term Loan B, 4.69%%, 2/08/12                                     United States      2,000,000         2,030,250
   Luiginos Inc., Term Loan, 5.938 - 6.125%, 4/02/11                                 United States      1,774,286         1,789,722
   Pinnacle Foods Holding Corp., Term Loan B, 6.04 - 6.37%, 11/25/10                 United States      4,950,000         4,993,709
(c)Solvest Ltd. (Dole), Term Loan B, 4.50 - 6.25%, 4/18/12                              Bermuda         2,800,000         2,824,500
                                                                                                                    ---------------
                                                                                                                         12,575,795
                                                                                                                    ---------------

   FOOD: MEAT/FISH/DAIRY 0.2%
   American Seafoods, Term Loan B, 6.34%, 4/15/09                                    United States        821,324           834,414
   Michael Foods Inc., Term Loan B, 4.841 - 5.098%, 11/21/10                         United States        912,752           926,443
   Pierre Foods Inc., Term Loan B, 5.44 - 5.69%, 6/30/10                             United States        910,000           920,617
                                                                                                                    ---------------
                                                                                                                          2,681,474
                                                                                                                    ---------------

   FOOD: SPECIALTY/CANDY 0.6%
   Leiner Health Products Inc., Term Loan B, 6.10 - 6.38%, 6/09/11                   United States      1,985,000         2,004,989
   Meow Mix Co., First Lien Term Loan, 6.77 - 7.12%, 8/21/09                         United States      1,107,569         1,111,030
   Otis Spunkmeyer Inc., Term Loan B, 6.875 - 7.188%, 6/24/11                        United States      2,425,612         2,452,900
(c)Reddy Ice Group Inc., Term Loan, 6.50%, 4/12/12                                   United States      1,015,000         1,024,516
                                                                                                                    ---------------
                                                                                                                          6,593,435
                                                                                                                    ---------------

   FOREST PRODUCTS 0.4%
(c)Escanaba Timber LLC, Timber Term Facility, 7.50%, 4/25/08                         United States      2,000,000         2,015,000
   Roseburg Forest Products (RLC Industries), Term Loan B, 4.593%, 2/24/10           United States      1,953,214         1,962,980
                                                                                                                    ---------------
                                                                                                                          3,977,980
                                                                                                                    ---------------

   HOME FURNISHINGS 1.5%
   Knoll Inc., Term Loan, 5.89 - 6.09%, 10/01/11                                     United States      2,640,000         2,671,680
   National Bedding Co., Term Loan B, 4.88 - 5.38%, 12/20/10                         United States      4,987,500         5,056,078
   Sealy Mattress Co.,
      Revolver, 7.00%, 4/06/10                                                       United States         37,500            36,750
(c)   Term Loan D, 4.73 - 6.50%, 8/06/12                                             United States      4,430,073         4,455,914
   Simmons Holdings Inc., Term Loan C, 5.625 - 7.25%, 12/19/11                       United States      2,425,586         2,465,002
   Tempur World Inc., Term Loan B, 4.81%, 8/15/09                                    United States        982,500           990,685
                                                                                                                    ---------------
                                                                                                                         15,676,109
                                                                                                                    ---------------

   HOME IMPROVEMENT CHAINS 0.2%
   Harbor Freight Tools USA Inc., Term Loan B, 5.47%, 7/31/10                        United States      2,487,500         2,506,467

   HOMEBUILDING 1.4%
   Builders FirstSource Inc., Term Loan B, 5.41%, 8/11/11                            United States      1,250,000         1,267,187
   CONTECH Construction Products Inc., Term Loan B, 5.54 - 7.50%, 10/31/11           United States        997,500         1,014,956
   LandSource Communities Development LLC, Term Loan B, 5.50%, 3/31/10               United States      4,000,000         4,057,400
(c)Stile Acquisition Corp. (Masonite), CAD Term Loan, 5.14 - 5.21%, 4/05/13              Canada         4,096,511         4,102,914
(c)Stile U.S. Acquisition Corp. (Masonite), Term Loan, 5.14 - 5.21%, 4/05/13         United States      4,103,489         4,109,903
                                                                                                                    ---------------
                                                                                                                         14,552,360
                                                                                                                    ---------------

   HOSPITAL/NURSING MANAGEMENT 3.0%
   Ardent Health Services LLC, Term Loan B, 5.25%, 8/12/11                           United States      4,477,500         4,485,895
   Beverly Enterprises Inc., Term Loan B, 5.42 - 5.88%, 10/22/08                     United States        985,000           990,161
   Community Health Systems Inc., Term Loan B, 4.64%, 8/19/11                        United States        995,000         1,007,334
   Iasis Healthcare LLC, Term Loan B, 5.34 - 5.37%, 6/22/11                          United States      2,332,375         2,372,219
(c)Lakers Holdings Corp. (LifePoint Hospitals Inc.), Term Loan B, 6.375%, 4/15/12    United States      9,600,000         9,630,000
   MedCath Corp., Term Loan B, 5.55%, 6/30/11                                        United States      2,977,500         3,020,302
   Select Medical Corp., Term Loan B, 4.63%, 2/24/12                                 United States      3,000,000         2,995,875
   Triad Hospitals Inc., Term Loan B, 5.32%, 9/30/08                                 United States      2,204,926         2,243,168
   Vanguard Health Holding Co. II LLC,
      Initial Sub Tranche 2, 6.29 - 6.44%, 9/23/11                                   United States      1,995,000         2,026,760
      Term Loan B, 6.34%, 9/23/11                                                    United States      3,482,500         3,551,064
                                                                                                                    ---------------
                                                                                                                         32,322,778
                                                                                                                    ---------------

   HOTEL/RESORTS/CRUISELINES 0.8%
(c)Resorts International Holdings LLC, Term Loan B, 7.50%, 4/01/12                   United States      1,377,953         1,391,158
   Venetian Casino Resorts, Term Loan B, 4.81%, 8/17/11                              United States      6,383,761         6,429,245
   Wyndham International Inc., Term Loan B, 7.688%, 6/30/06                          United States        689,186           691,052
                                                                                                                    ---------------
                                                                                                                          8,511,455
                                                                                                                    ---------------

   HOUSEHOLD/PERSONAL CARE 1.6%
   Fender Musical Instruments, Term Loan B, 7.00%, 3/15/12                           United States      1,800,000         1,818,000
   Holmes Group Inc., Term Loan, 6.098 - 6.204%, 11/06/10                            United States        992,500         1,001,184
   Jarden Corp., Term Loan B, 5.093%, 1/24/12                                        United States      4,051,324         4,076,223
   Prestige Brands Inc., Term Loan B, 5.38 - 7.00%, 4/06/11                          United States      4,936,022         5,008,004
   Rayovac Corp., Term Loan B, 4.77 - 5.13%, 2/07/12                                 United States      4,500,000         4,582,971
   Springs Industries Inc., Term Loan B, 5.875%, 12/07/10                            United States        997,500         1,017,450
                                                                                                                    ---------------
                                                                                                                         17,503,832
                                                                                                                    ---------------

   INDUSTRIAL CONGLOMERATES 0.9%
   Invensys (BTR Dunlop),
      Bonding Facility, 5.951%, 3/05/09                                              United States      1,945,920         1,965,379
      Term Loan B, 6.881%, 9/05/09                                                   United States      1,470,999         1,493,983
   SPX Corp., Term Loan B, 5.375%, 9/30/09                                           United States      2,317,470         2,331,665
   TriMas Corp., Term Loan B, 6.64 - 6.90%, 12/06/09                                 United States      4,196,701         4,263,148
                                                                                                                    ---------------
                                                                                                                         10,054,175
                                                                                                                    ---------------

   INDUSTRIAL MACHINERY 1.7%
   Bucyrus International Inc., Term Loan, 4.81 - 5.26%, 7/28/10                      United States        802,500           815,541
   Colfax Corp., Term Loan B, 5.375%, 11/30/11                                       United States        997,500         1,009,138
   Dresser Inc., Unsecured Term Loan, 5.84%, 3/01/10                                 United States      1,250,000         1,275,781
   Dresser-Rand Group Inc., Term Loan B, 5.125 - 5.438%, 10/29/11                    United States      2,444,517         2,483,478
(c)Flowserve Corp., Term Loan C, 5.688 - 5.875%, 6/30/09                             United States      1,357,427         1,384,576
   Itron Inc., Term Loan C, 4.75%, 7/01/11                                           United States      1,010,372         1,017,108
   Mueller Group, Term Loan, 5.64 - 5.94%, 4/14/11                                   United States      3,774,488         3,819,310
   Rexnord Corp., Term Loan, 5.92 - 6.39%, 11/25/09                                  United States        155,874           156,164
   Sensus Metering Systems Inc., Term Loan, 5.348 - 5.58%, 12/17/10                  United States      5,880,000         5,943,033
                                                                                                                    ---------------
                                                                                                                         17,904,129
                                                                                                                    ---------------

   INDUSTRIAL SPECIALTIES 0.2%
   Polypore Inc., Term Loan B, 4.92%, 11/11/11                                       United States      2,402,500         2,432,531

   INFORMATION TECHNOLOGY SERVICES 1.1%
   Relizon Co.,
      Incremental Term Loan, 5.85%, 2/20/11                                              Canada           177,459           178,369
      Term Loan B, 5.54 - 5.85%, 2/20/11                                             United States      1,625,666         1,634,006
   Telcordia Technologies Inc., Term Loan B, 5.829%, 9/14/12                         United States      2,500,000         2,489,062
   Transfirst Holdings, Term Loan B, 7.125%, 3/31/10                                 United States      2,481,250         2,509,487
   Xerox Corp., Term Loan, 4.82%, 9/30/08                                            United States      4,500,000         4,560,269
                                                                                                                    ---------------
                                                                                                                         11,371,193
                                                                                                                    ---------------

   INSURANCE BROKERS/SERVICES 0.2%
   Alliant Resources Group Inc., Term Loan B, 6.593 - 8.00%, 8/31/11                 United States      2,233,125         2,272,205

   INVESTMENT BANKS/BROKERS 0.2%
   Refco Group Ltd. LLC, Term Loan B, 5.02%, 8/05/11                                 United States      2,624,375         2,650,619

   LIFE/HEALTH INSURANCE 0.4%
   Conseco Inc., Term Loan, 6.564%, 6/22/10                                          United States      3,835,603         3,910,715

   MAJOR PHARMACEUTICALS 0.5%
   Warner Chilcott Holdings Co.,
      Term Loan B, 5.72%, 1/18/12                                                     Puerto Rico       3,275,462         3,308,217
      Term Loan C, 5.72%, 1/18/12                                                    United States      1,319,851         1,333,050
      Term Loan D, 5.72%, 1/18/12                                                       Bermuda           609,734           615,831
                                                                                                                    ---------------
                                                                                                                          5,257,098
                                                                                                                    ---------------

   MAJOR TELECOMMUNICATIONS 0.6%
   Alaska Communications Systems Holdings Inc., Term Loan, 5.093%, 2/01/12           United States      4,400,000         4,444,000
(c)Consolidated Communications Inc., Term Loan D, 5.32 - 5.564%, 10/14/11            United States      1,000,000         1,012,500
   Qwest Corp., Term Loan A, 7.39%, 6/30/07                                          United States      1,000,000         1,030,313
                                                                                                                    ---------------
                                                                                                                          6,486,813
                                                                                                                    ---------------

   MANAGED HEALTH CARE 1.1%
   Multiplan Inc., Term Loan, 5.85%, 3/04/09                                         United States      2,618,056         2,644,184
   PacifiCare Health Systems Inc., Term Loan B, 4.25 - 4.938%, 12/13/10              United States      9,077,250         9,156,676
                                                                                                                    ---------------
                                                                                                                         11,800,860
                                                                                                                    ---------------

   MARINE SHIPPING 0.3%
   Horizon Lines LLC, Term Loan C, 5.62%, 7/07/11                                    United States      1,985,000         1,996,579
   US Shipping Partners LP, Term Loan, 5.093%, 4/25/09                               United States        763,462           773,959
                                                                                                                    ---------------
                                                                                                                          2,770,538
                                                                                                                    ---------------

   MEDIA CONGLOMERATES 0.3%
   Liberty Group Operating Inc., Term Loan B, 5.125%, 2/28/12                        United States      3,000,000         3,045,624

   MEDICAL DISTRIBUTORS 0.3%
   VWR International Inc., Term Loan B, 5.65%, 4/07/11                               United States      3,203,667         3,257,729

   MEDICAL SPECIALTIES 1.0%
   Advanced Medical Optics, Term Loan B, 4.84 - 4.97%, 6/25/09                       United States        967,488           980,075
   Cooper Companies Inc., Term Loan B, 4.563%, 1/06/12                               United States      4,200,000         4,255,125
(c)Fisher Scientific International Inc., Term Loan B, 6.25%, 8/02/11                 United States      1,946,241         1,965,703
   Healthtronics Inc., Term Loan B, 4.813%, 3/23/11                                  United States      2,900,000         2,896,375
   Kinetic Concepts Inc., Term Loan B2, 4.85%, 8/11/10                               United States        851,875           865,452
                                                                                                                    ---------------
                                                                                                                         10,962,730
                                                                                                                    ---------------

   MEDICAL/NURSING SERVICES 1.5%
   Alliance Imaging Inc., Term Loan C1, 5.125 - 5.50%, 12/29/11                      United States      1,480,288         1,500,642
   AMR Holdco/EmCare Holdco, Term Loan B, 5.27 - 5.50% 2/02/12                       United States      3,650,000         3,700,188
   Insight Health Services, Term Loan B, 6.843%, 10/17/08                            United States      3,941,850         3,964,023
   Sheridan Healthcare, Term Loan B, 6.26 - 6.39%, 11/09/10                          United States      1,234,375         1,255,977
   Team Health Inc., Term Loan C, 5.85 - 5.87%, 3/23/11                              United States      2,366,018         2,377,753
   US Oncology Inc., Term Loan B, 5.51 - 6.125%, 8/20/11                             United States      2,873,158         2,927,030
                                                                                                                    ---------------
                                                                                                                         15,725,613
                                                                                                                    ---------------

   MISCELLANEOUS COMMERCIAL SERVICES 2.5%
   Buhrmann US Inc., Term Loan C1, 5.088 - 5.223%, 12/23/10                          United States      3,970,000         4,035,902
   CCC Information Services Group Inc., Term Loan B, 5.814%, 8/15/10                 United States      5,662,281         5,740,307
   Corrections Corp. (Prison Realty), Term Loan E, 4.89 - 4.92%, 3/31/08             United States        509,091           511,636
   DS Waters Enterprises LP, Term Loan, 7.266 - 7.59%, 11/07/09                      United States      3,936,880         3,767,476
   Global Imaging Systems Inc., Term Loan B, 4.42 - 4.60%, 5/10/10                   United States      2,975,044         2,988,991
   JohnsonDiversey Inc.,
      Term Loan B, 4.50 - 4.61%, 5/03/08                                             United States        820,649           831,805
      Tranche B EURO, 4.641%, 11/03/09                                               United States      2,579,351         2,598,696
   Language Lines Inc., Term Loan B, 7.35 - 7.42%, 6/11/11                           United States      1,613,371         1,633,571
   US Investigations Services Inc., Term Loan C, 6.55%, 12/31/08                     United States      1,276,048         1,279,532
   Worldspan LP, Term Loan B, 5.625 - 5.875%, 2/11/10                                United States      3,991,111         3,906,300
                                                                                                                    ---------------
                                                                                                                         27,294,216
                                                                                                                    ---------------

   MISCELLANEOUS MANUFACTURING 0.1%
   Day International Group Inc., Term Loan D, 6.57 - 6.60%, 9/16/09                  United States        800,515           801,267

   MOVIES/ENTERTAINMENT 6.0%
   24 Hour Fitness Inc., Term Loan, 6.25%, 7/01/09                                   United States      1,685,359         1,697,831
   Brooklyn Basketball LLC (New Jersey), Term Loan B, 6.563%, 8/16/08                United States      2,500,000         2,524,550
   Carmike Cinemas Inc., Term Loan, 8.00%, 2/02/09                                   United States      1,580,000         1,613,575
   CH Operating LLC, Term Loan B, 7.625%, 6/21/07                                    United States        387,931           388,901
   Cinemark USA Inc., Term Loan, 4.35%, 3/31/11                                      United States      2,080,571         2,113,777
   Cinram International, Term Loan D, 5.91%, 9/30/09                                     Canada         3,831,767         3,894,991
   Houston Ltd. Partners NFL Holdings LP, Term Loan B, 3.813 - 4.438%, 7/15/11       United States      1,650,000         1,653,333
   Loews Cineplex Entertainment Corp., Term Loan B, 5.00 - 5.373%, 7/30/11           United States      2,462,004         2,503,166
(c)Metro-Goldwyn-Mayer Inc., Term Loan B, 5.38%, 4/06/12                             United States     10,400,000        10,424,378
   Mets II LLC, Term Loan, 6.27%, 8/23/05                                            United States      1,000,000         1,002,030
   Minnesota Hockey Ventures Group LP (Holding Co.), Term Loan, 7.62%, 12/29/08      United States      1,350,000         1,343,250
   Minnesota Wild Hockey Club LP (Option Co.), Term Loan, 6.15%, 12/29/08            United States      1,000,000         1,002,500
   New Jersey Devils LLC, Term Loan, 6.843%, 9/30/06                                 United States      2,000,000         2,006,740

   Rainbow National Services LLC, Term Loan B, 5.69%, 3/31/12                        United States      8,000,000         8,120,832
   Regal Cinemas Inc., Term Loan B, 4.843%, 11/10/10                                 United States     10,653,064        10,822,373
   Shinn Acquisition LLC (Hornets), Term Loan, 8.375%, 6/30/07                       United States      1,500,000         1,502,295
   Warner Music, Term Loan B, 5.13 - 5.65%, 2/28/11                                  United States     12,146,814        12,260,690
                                                                                                                    ---------------
                                                                                                                         64,875,212
                                                                                                                    ---------------

   OIL & GAS PIPELINES 0.3%
   El Paso Corp.,
      L/C Term Loan, 2.505%, 11/23/09                                                United States      1,312,500         1,321,433
      Term Loan B, 5.875%, 11/23/09                                                  United States      2,170,000         2,188,234
                                                                                                                    ---------------
                                                                                                                          3,509,667
                                                                                                                    ---------------

   OIL & GAS PRODUCTION 0.1%
   Williams Production RMT Co., Term Loan C, 5.46%, 5/30/08                          United States        982,562           992,899

   OIL REFINING/MARKETING 1.2%
   Getty Petroleum Marketing, Term Loan B, 6.35%, 5/19/10                            United States        947,094           964,625
   Lyondell-Citgo Refining LP, Term Loan, 4.591%, 5/21/07                            United States      4,714,375         4,741,483
   Magellan Midstream Holdings LP, Term Loan B, 5.09%, 12/10/11                      United States      1,499,323         1,525,561
   Semcams Holding Co. (Semgroup),
      CAD Term Loan, 5.35%, 8/27/08                                                      Canada           538,462           544,351
      U.S. Term Loan, 7.50%, 8/28/08                                                 United States        615,385           622,116
   Tesoro Petroleum Corp., L/C Term Loan, 2.954%, 6/30/07                            United States      2,000,000         2,007,540
   Universal Compression Inc., Term Loan B, 4.85%, 1/14/12                           United States      2,000,000         2,030,000
                                                                                                                    ---------------
                                                                                                                         12,435,676
                                                                                                                    ---------------

   OTHER CONSUMER SERVICES 0.7%
   Alderwoods Group Inc., Term Loan B1, 4.54 - 5.296%, 8/19/10                       United States        572,573           577,509
   Knowledge Learning Corp., Term Loan B, 5.57%, 1/07/05                             United States      1,726,667         1,744,203
(c)Protection One Inc., Term Loan B, 6.00 - 8.00%, 4/15/11                           United States      1,000,000         1,011,250
   Travelcenters of America Inc., Term Loan C, 4.38 - 4.90%, 12/01/11                United States      1,800,000         1,810,008
   Veterinary Centers of America Inc., Term Loan F, 4.875%, 9/30/08                  United States        734,190           738,940
   Weight Watchers,
      Additional Term Loan B, 4.65%, 3/31/10                                         United States        995,000         1,005,358
      Term Loan B, 4.79%, 3/31/10                                                    United States        974,666           986,850
                                                                                                                    ---------------
                                                                                                                          7,874,118
                                                                                                                    ---------------

   OTHER CONSUMER SPECIALTIES 1.3%
   Alliance Laundry Systems LLC, Term Loan B, 5.12%, 1/15/12                         United States        495,000           501,394
   Solo Cup Co., Term Loan B, 5.00 - 5.093%, 2/27/11                                 United States      7,924,962         8,029,968
   Visant Holding Corp. (Jostens), Term Loan B, 5.19%, 10/01/11                      United States      5,917,000         6,010,069
                                                                                                                    ---------------
                                                                                                                         14,541,431
                                                                                                                    ---------------

   OTHER TRANSPORTATION 0.1%
   Sirva Woldwide Inc., Term Loan B, 5.37 - 5.62%, 12/01/10                          United States      1,160,000         1,128,088

   PERSONNEL SERVICES 0.1%
   Allied Security Holdings LLC, Term Loan B, 7.35%, 6/30/10                         United States        961,905           964,146

   PUBLISHING: BOOKS/MAGAZINES 2.4%
   Dex Media West LLC, Term Loan B, 4.62 - 5.05%, 3/09/10                            United States      5,158,083         5,238,677
   F&W Publications Inc., Term Loan B, 6.52%, 12/31/09                               United States      2,170,664         2,199,154
   Primedia Inc., Term Loan B, 5.775%, 6/30/09                                       United States      2,045,211         2,057,994
   R.H. Donnelley Inc.,
      Term Loan A3, 4.31 - 4.78%, 3/30/11                                            United States        825,688           835,080
      Term Loan D, 4.70 - 4.88%, 6/30/11                                             United States      8,623,354         8,742,909
   Transwestern Publishing Co., Term Loan B, 5.313 - 6.75%, 2/25/11                  United States      6,253,168         6,264,424
                                                                                                                    ---------------
                                                                                                                         25,338,238
                                                                                                                    ---------------

   PUBLISHING: NEWSPAPERS 1.7%
   Advertising Directory Solutions Inc., Term Loan B, 5.07%, 11/09/11                    Canada         9,164,438         9,200,710
   Freedom Communications, Term Loan B, 4.59 - 4.60%, 5/17/09                        United States      2,500,000         2,508,333
   Herald Media, Term Loan B, 5.56%, 7/30/11                                         United States      2,106,575         2,136,857
   Journal Register Co., Term Loan B, 4.60 - 4.69%, 8/13/12                          United States      4,000,000         4,036,252
   MediaNews Group Inc., Term Loan C, 4.57%, 12/30/10                                United States        920,318           924,828
                                                                                                                    ---------------
                                                                                                                         18,806,980
                                                                                                                    ---------------

   PULP & PAPER 2.0%
   Appleton Papers Inc., Term Loan B, 4.79 - 5.55%, 6/11/10                          United States      1,885,750         1,906,376
(c)Boise Cascade LLC, Term Loan D, 4.74%, 10/28/11                                   United States      3,176,370         3,210,560
   Intertape Polymer Group Inc., Term Loan B, 4.96 - 5.204%, 7/28/11                 United States      4,776,000         4,841,670
   Koch Cellulose LLC,
      L/C Term Loan, 4.60%, 5/07/11                                                  United States        692,603           705,157
      Term Loan B, 5.34%, 5/07/11                                                    United States      2,254,188         2,295,045
(c)NewPage Corp., Term Loan, 7.75%, 4/25/11                                          United States      5,000,000         5,031,250
   Smurfit-Stone Container Canada Inc., Term Loan C, 4.875 - 4.938%, 11/01/11            Canada           642,627           653,538
   Smurfit-Stone Container Enterprises,
      L/C Term Loan, 2.597%, 11/01/10                                                United States        261,990           266,780
      Term Loan B, 4.688 - 4.938%, 11/01/11                                          United States      2,088,538         2,123,999
                                                                                                                    ---------------
                                                                                                                         21,034,375
                                                                                                                    ---------------

   RAILROADS 0.4%
   Kansas City Southern Railway Co., Term Loan B1, 4.76 - 4.87%, 3/31/08             United States      4,382,018         4,451,034

   REAL ESTATE DEVELOPMENT 1.7%
   CNL Hotel & Resorts, Term Loan B, 5.39%, 12/30/06                                 United States      3,915,128         3,978,749
   General Growth Properties Inc., Term Loan B, 5.10%, 11/12/08                      United States      3,791,479         3,822,482
   LNR Property Corp., Term Loan B, 5.81%, 12/31/07                                  United States      2,939,910         2,955,712
   The Macerich Co.,
(c)   Interim Facility, 6.35%, 3/31/06                                               United States      2,000,000         2,002,500
(c)   Term Loan B, 6.25%, 3/31/10                                                    United States      2,500,000         2,500,000
   Maguire Properties Inc., Term Loan B, 4.621%, 3/15/10                             United States      3,500,000         3,514,525
                                                                                                                    ---------------
                                                                                                                         18,773,968
                                                                                                                    ---------------

   REAL ESTATE INVESTMENT TRUSTS 0.5%
   Crescent Real Estate Funding XII, Term Loan, 5.11%, 1/12/06                       United States      4,133,561         4,168,439
   Newkirk Master LP, Term Loan, 7.564%, 11/24/06                                    United States      1,666,573         1,687,755
                                                                                                                    ---------------
                                                                                                                          5,856,194
                                                                                                                    ---------------

   RECREATIONAL PRODUCTS 0.6%
   Amscan Holdings Inc., Term Loan B, 5.62 - 5.819%, 4/30/12                         United States        992,500           998,703
   PlayPower Inc., Term Loan, 6.09%, 2/07/10                                         United States        850,000           859,307
   Pure Fishing Inc., Term Loan B, 5.85 - 6.13%, 9/30/10                             United States      1,470,000         1,485,656
   True Temper Sports Inc., Term Loan, 5.661 - 7.75%, 3/15/11                        United States      2,937,955         2,883,632
                                                                                                                    ---------------
                                                                                                                          6,227,298
                                                                                                                    ---------------

   RESTAURANTS 0.9%
   CKE Restaurants Inc., Term Loan, 4.938%, 4/30/09                                  United States      2,136,029         2,160,059
   Denny's Inc., Term Loan B, 6.01 - 6.545%, 9/27/09                                 United States        997,502         1,023,687
   Dominos Inc., Term Loan, 4.875%, 6/25/10                                          United States      1,550,862         1,572,915
   Jack In The Box Inc., Term Loan B, 4.64 - 5.17%, 1/08/11                          United States      1,975,000         2,005,859
   Landry's Restaurants Inc., Term Loan B, 4.53 - 4.82%, 12/28/10                    United States      2,992,500         3,029,906
                                                                                                                    ---------------
                                                                                                                          9,792,426
                                                                                                                    ---------------

   SEMICONDUCTORS 0.4%
   Fairchild Semiconductor Corp., Term Loan, 4.688%, 12/31/10                        United States      1,980,037         2,003,551
   ON Semiconductor Corp., Term Loan G, 6.125%, 12/15/11                             United States      1,995,000         2,022,431
                                                                                                                    ---------------
                                                                                                                          4,025,982
                                                                                                                    ---------------

   SERVICES TO THE HEALTH INDUSTRY 0.3%
   Accredo Health Inc., Term Loan B, 4.82%, 8/02/11                                  United States      2,036,833         2,045,109
(c)Quintiles Transnational Corp., Term Loan B, 4.84%, 9/25/09                        United States      1,252,258         1,258,519
                                                                                                                    ---------------
                                                                                                                          3,303,628
                                                                                                                    ---------------

   SPECIALTY STORES 0.8%
   CSK Auto Inc., Term Loan C, 4.85%, 8/10/10                                        United States      2,871,000         2,913,376
(c)Movie Gallery Inc., Term Loan B, 7.75%, 8/15/11                                   United States      3,800,000         3,833,250
   Pantry Inc., Term Loan, 5.32%, 3/12/11                                            United States      2,288,441         2,319,174
                                                                                                                    ---------------
                                                                                                                          9,065,800
                                                                                                                    ---------------

   SPECIALTY TELECOMMUNICATIONS 2.3%
   D&E Communications Inc., Term Loan B, 4.89 - 6.75%, 12/31/11                      United States      2,073,529         2,089,080
   Fairpoint Communications Inc., Term Loan B, 5.125 - 5.438%, 2/08/12               United States      5,000,000         5,063,750
   GCI Holdings Inc., Term Loan, 5.314%, 11/01/07                                    United States      1,405,142         1,414,359
   Iowa Telecommunications Services Inc., Term Loan B, 4.97 - 5.10%, 11/30/11        United States      5,250,000         5,309,062
   Ntelos Inc., Term Loan B, 5.57%, 8/31/11                                          United States      4,488,750         4,490,622
   Valor Telecom, Term Loan, 5.02 - 5.10%, 10/30/11                                  United States      6,370,000         6,449,625
                                                                                                                    ---------------
                                                                                                                         24,816,498
                                                                                                                    ---------------

   TOBACCO 0.0%(D)
   Commonwealth Brands Inc., Term Loan, 6.375%, 8/28/07                              United States        408,898           415,287

   WHOLESALE DISTRIBUTORS 0.2%
   Interline Brands, Term Loan B, 5.343%, 12/31/10                                   United States        748,125           753,519
   National Waterworks Inc., Term Loan C, 5.60%, 11/22/09                            United States        841,837           855,166
   Nebraska Book Co., Term Loan C, 5.60 - 5.88%, 3/04/11                             United States        990,000           997,217
                                                                                                                    ---------------
                                                                                                                          2,605,902
                                                                                                                    ---------------

   WIRELESS COMMUNICATIONS 2.0%
   AAT Communications Corp., Term Loan B, 5.77 - 5.80%, 12/31/11                     United States      4,987,500         5,065,430
   American Tower Corp., Term Loan B, 5.12 - 5.39%, 8/31/11                          United States      2,233,125         2,265,749
   Nextel Partners Inc., Term Loan C, 5.438%, 5/31/11                                United States      6,000,000         6,097,500
   SBA Communications Corp., Term Loan, 5.10 - 6.13%, 10/31/08                       United States      7,241,778         7,386,613
   SpectraSite Communications Inc., Term Loan B, 4.52%, 5/30/12                      United States        997,500         1,007,371
                                                                                                                    ---------------
                                                                                                                         21,822,663
                                                                                                                    ---------------

   TOTAL SENIOR FLOATING RATE INTERESTS (COST $944,540,764)                                                             950,425,876
                                                                                                                    ---------------

   TOTAL LONG TERM INVESTMENTS (COST $952,661,645)                                                                      958,710,376
                                                                                                                    ---------------

(e)REPURCHASE AGREEMENT 13.2% (COST $142,668,420)
   Joint Repurchase Agreement, 2.889%, 5/02/05 (Maturity Value $142,702,768)         United States    142,668,420       142,668,420
                                                                                                                    ---------------
   ABN AMRO Bank, N.V., New York Branch (Maturity Value $13,536,785)
   Banc of America Securities LLC (Maturity Value $13,536,785)
   Barclays Capital Inc. (Maturity Value $13,536,785)
   Bear, Stearns & Co., Inc. (Maturity Value $9,025,946)
   BNP Paribas Securities Corp. (Maturity Value $13,536,785)
   Deutsche Bank Securities Inc. (Maturity Value $13,536,785)
   Greenwich Capital Markets Inc. (Maturity Value $13,536,785)
   Lehman Brothers Inc. (Maturity Value $11,842,903)
   Merrill Lynch Government Securities Inc. (Maturity Value $13,536,785)
   Morgan Stanley & Co. Inc. (Maturity Value $13,538,212)
   UBS Securities LLC (Maturity Value $13,538,212)
        Collateralized by U.S. Government Agency Securities, 1.75 - 7.25%,
          7/15/05 - 3/15/10; (f)U.S. Government Agency Discount Notes, 5/10/05
          - 12/30/05; (f)U.S. Treasury Bills, 10/06/05 - 10/13/05;
          and U.S. Treasury Notes, 1.625 - 2.375%, 2/28/06 - 8/15/06

   TOTAL INVESTMENTS (COST $1,095,330,065) 102.3%                                                                     1,101,378,796
   OTHER ASSETS, LESS LIABILITIES (2.3)%                                                                                (24,500,574)
                                                                                                                    ---------------
   NET ASSETS 100.0%                                                                                                $ 1,076,878,222
                                                                                                                    ---------------

(a)   The principal amount shown is in U.S. dollars unless otherwise indicated.

(b)   The coupon rate shown represents the rate at period end.

(c)   Security purchased on a delayed delivery basis.

(d)   Rounds to less than 0.05% of net assets.

(e) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At April 30, 2005, all repurchase agreements had been entered into on April 29, 2005.

(f) A portion or all of the security is traded on a discount basis with no stated coupon rate.

SELECTED PORTFOLIO ABBREVIATIONS

L/C - Line of Credit
ULC - Unlimited Liability Corp.

                       See notes to financial statements.

FRANKLIN FLOATING RATE MASTER SERIES
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

The Franklin Floating Rate Master Series (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-ended investment company.

1. INCOME TAXES

At April 30, 2005, the unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

      Cost of investments                               $ 1,095,585,545
                                                        ---------------
      Unrealized appreciation                           $     6,996,985
      Unrealized depreciation                                (1,203,734)
                                                        ---------------
      Net unrealized appreciation (depreciation)        $     5,793,251
                                                        ---------------

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of

Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    FRANKLIN FLOATING RATE MASTER TRUST


By  /s/JIMMY D. GAMBILL
    -------------------
        Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration

Date  June 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
       Chief Executive Officer - Finance and Administration
Date   June 20, 2005


By /s/GALEN G. VETTER
   -------------------
       Chief Financial Officer
Date   June 20, 2005









                                Exhibit A

I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Floating Rate Master Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

June 20, 2005


/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration











I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Floating Rate Master Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

June 20, 2005


/s/GALEN G. VETTER
Chief Financial Officer